Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments accounted for using the equity method	17. Investments accounted for using the equity method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Tom Ford International LLC	Pelletteria Tizeta S.r.l.	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.	Total investments accounted for using the equity method
Group’s percentage interest at December 31, 2023	100%	100%	25%	40%	15%
Group’s percentage interest at December 31, 2022	15%	50%	—%	40%	—%

At January 1, 2022	18,345	3,416	—	686	—	22,447
Disposal	—	—	—	(2)	—	(2)
Net income	76	1,292	—	831	—	2,199
Translation differences	(1,996)	—	—	—	—	(1,996)
At December 31, 2022	16,425	4,708	—	1,515	—	22,648
Additions	1,845	—	6,580	6,700	4,656	19,781
Disposal	—	—	—	(13)	—	(13)
Net (loss)/income	(2,587)	350	(2)	(712)	(2)	(2,953)
Translation differences	764	—	43	—	—	807
Business combinations	(16,447)	(5,058)	—	—	—	(21,505)
At December 31, 2023	—	—	6,621	7,490	4,654	18,765
At December 31, 2022 and January 1, 2022, although the Group owned 15% of the equity shares of Tom Ford International LLC (“TFI”), the Group accounted for the investment under the equity method as the following requirements of IAS 28—lnvestments in Associates and Joint Ventures (“IAS 28”) were met: the representation on the board of directors and the participation in policy-making processes. Furthermore, there were material transactions between the Group and TFI. The results of impairment tests performed in 2021 and 2022 resulted in no impairment.
As a result of the TFI Acquisition completed on April 28, 2023, the Group obtained 100% of TFI and 100% of Pelletteria Tizeta, which was previously 50% owned by the Group and 50% owned by TFI. The Group’s previously held equity interests in TFI and Pelletteria Tizeta were measured at their fair value as of the acquisition date and recognized as part of the consideration transferred according to IFRS 3 — Business Combinations (“IFRS 3”). The cumulative translation losses related to the previously held investment in TFI, amounting to €4,705 thousand, were reclassified from other comprehensive income to profit and loss at the acquisition date as foreign exchange losses. Following completion of the TFI Acquisition, TFI and Pelletteria Tizeta are consolidated by the Group. For additional information relating to the TFI Acquisition see Note 39 — Business combinations.
Additions for the year ended December 31, 2023 included:
(i)€6,700 thousand for the capital increase in Filati Biagioli Modesto S.p.A, of which €4,500 thousand was contributed in cash and €2,200 thousand related to a financial receivables converted to equity as a capital contribution in July 2023;
(ii)€6,580 thousand for the acquisition of a 25% minority stake interest in Canadian technical trail running shoe company Norda which was completed on March 31, 2023;
(iii)€4,656 thousand for the acquisition of a 15% minority stake interest in Luigi Fedeli e Figlio S.r.l., the world-renowned maker of fine Italian knitwear and yarns; and
(iv)€1,845 thousand for the conversion of financial receivables from TFI into a capital contribution prior to the TFI Acquisition.
Certain financial information of companies accounted for using the equity method is provided below at and for the period from the acquisition date to December 31, 2023 or for the year ended December 31, 2023, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.
Total assets	8,291	61,084	30,121
Total liabilities	2,871	42,266	21,592
Total equity	5,420	18,818	8,529
Net revenues	4,433	52,253	7,048
Net income/(loss)	(7)	(1,789)	(13)